Investee Companies and other investments (Subsidiaries) (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands	1 Months Ended						12 Months Ended
	Apr. 17, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 ILS (₪)	Jul. 31, 2016	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) ₪ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 20, 2019 Number	Jan. 31, 2019 EUR (€)	Jan. 02, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Oct. 18, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan			€ 66,092				€ 93,320	€ 93,320	€ 66,092
Fair value of identifiable assets acquired and liabilities assumed															€ 9,851
Revenue							€ 18,988		€ 18,117	€ 13,636
Weighted interest rate			3.50%				3.50%	3.50%	3.50%
Equity			€ 76,957				€ 107,566	€ 107,566	€ 76,957	77,500									€ 84,371
Capital gain							18,770
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Amount of loan							30,725	30,725
Adjusted amount of funds received							2,300	2,300
Aggregate purchase price							38,700	38,700
Number of subsidiaries sold | Number											10
Indemnification for potential tax liabilities							250	250
Indemnification for potential incentive reduction							500	500
Indemnification for potential incentive reduction second							2,100	€ 2,100
Expenses recorded for indemnification for potential incentive reduction second							€ 2,100
Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Escrow deposit													€ 2,000
Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Escrow deposit																	€ 8,000
Ellomay Luxemburg [Member] | Additional Amount [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price												€ 7,000
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Period of concession project							16 years
Weighted interest rate							5.90%	5.90%
Groen Gas Oude-Tonge Anaerobic Digestion Project [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					51.00%
Ellomay Luxembourg [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						51.00%
Ellomay Luxembourg [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						51.00%
Ludan [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						49.00%
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					100.00%
Aggregate purchase price																€ 9,476
Aggregate purchase price after adjustment																€ 11,815
Percentage of financed amount					100.00%
Period of plant operate							20 years
Electricity produced per KWP | ₪ / shares								€ 0.9631
Talmei Yosef [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price | ₪					₪ 39,000
Aggregate purchase price after adjustment | ₪					₪ 48,625
Down-payment [Member] | Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price														€ 1,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Fixed and lump-sum amount				€ 192,500
Talasol [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries	24.50%
Aggregate purchase price																		€ 10,000
Output percentage of financial power swap				80.00%
Period of financial power swap				10 years
Proceeds from project finance			€ 177,000
Groen Goor and Groen Gas Oude-Tonge [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 3,000
Percentage of Acquired additional interest subsidiaries		49.00%
Talasol SPA [Member]
Disclosure of subsidiaries [line items]
Percentage of payment of shares	49.00%
Project financing aggregate amount	€ 16,100
Deferred aggregate purchase price	1,400
Equity	6,100
Payment of shares	4,900
Recognized amount in equity	6,100
Associated expenses in equity	€ 700